UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:             Carl C. Icahn, Individual
Address: c/o Icahn Associates Corp.
                  767 Fifth Ave., 47TH Floor
                  New York, NY  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
Edward E. Mattner                   New York, New York           2/14/05
[Signature]                           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:              $1,984,876
                                                                     (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No. From 13F File Number Name

         01       28-4690                   High River Limited Partnership

         02       28-4970                   High Coast Limited Partnership

         03       28-2662                   Barberry Corp.

                           Form 13F Information Table
                    Name of Reporting Manager: Carl C. Icahn

Column 1:           Column 2:   Column 3:    Column 4:  Column 5:                Column 6:           Column  7:       Column 8:
NAME OF ISSUER      TITLE OF    CUSIP        FAIR                               INVESTMENT           OTHER            VOTING
                    CLASS       NUMBER       MARKET                             DISCRETION           MANAGERS         AUTHORITY
                                             VALUE                                                                   (SHARES)
                                             (000)      SHARES    SH
                                                        OR        PRN
                                                        PRINCIPAL
                                                        AMOUNT           (a)     (b)       (c)
                                                                        Sole    Shared-   Shared
                                                                                Defined   Other               (a)    (b)       (c)
                                                                                                              Sole  Shared     None

American Real      Depository  029169109 1,141,049  39,896,836    SH                X                 2, 3         39,896,836
Estate Partners LP  Units

Blockbuster, Inc.   Class A     093679108    12,676  1,328,820    SH               X                 1             1,328,820
                    Common
Blockbuster, Inc.   Class B     093679207     6,539  742,320      SH               X                                 742,320
                    Common
Hollywood           Common      436141105    15,564  1,189,041    SH               X                 1             1,189,041
Entertainment
Corp.

Imclone Systems,    Common      45245W109   176,348  3,827,000    SH               X                 1             3,827,000
Inc.

Ladenburg Thalman   Common      50575Q101    1,969   3,396,258    SH               X                 1             3,396,258
Financial
Services, Inc.

Mylan Labs, Inc.    Common      628530107  464,831   26,291,400   SH               X                 1            26,291,400

New Valley Corp.    Common      649080504    8,395   1,262,686    SH               X                               1,262,686

Vector Group Ltd.   Common      92240M108  140,030   8,420,327    SH               X                 1             8,420,327

Vector Group Ltd.   Note        92240MAC2   17,475   20,000,000   PRN              X                 3            20,000,000
                    6.250%
                                TOTAL     1,984,876


Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.